Client Name:
Client Project Name:	BRAVO 2026-NQM6
Start - End Dates:	7/14/2022 - 3/30/2026
Deal Loan Count:	125

Conditions Report 2.0

Loans in Report:	124
Loans with Conditions:	45

0 - Total Active Conditions

55 - Total Satisfied Conditions

26 - Credit Review Scope
2 - Category: Application
1 - Category: Assets
1 - Category: Credit/Mtg History
6 - Category: DTI
7 - Category: Income/Employment
4 - Category: Insurance
2 - Category: Legal Documents
2 - Category: Terms/Guidelines
1 - Category: Title
13 - Property Valuations Review Scope
12 - Category: Appraisal
1 - Category: Property
16 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Compliance Manual
2 - Category: Right of Rescission
1 - Category: XXX Equity
10 - Category: TILA/RESPA Integrated Disclosure
26 - Total Waived Conditions

22 - Credit Review Scope
2 - Category: Assets
4 - Category: Credit/Mtg History
2 - Category: DTI
3 - Category: Income/Employment
6 - Category: LTV/CLTV
4 - Category: Terms/Guidelines
1 - Category: Title
1 - Property Valuations Review Scope
1 - Category: Property
3 - Compliance Review Scope
1 - Category: Federal Consumer Protection
1 - Category: State Consumer Protection
1 - Category: TILA/RESPA Integrated Disclosure

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